Trade payables, net (Details) - Schedule of trade payables, net - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Trade payables, net (Details) - Schedule of trade payables, net [Line Items]
Total	R$ 9,967	R$ 5,942
Current	9,263	5,942
Non-current	704
Product suppliers [member]
Trade payables, net (Details) - Schedule of trade payables, net [Line Items]
Total	7,664	6,422
Service providers [member]
Trade payables, net (Details) - Schedule of trade payables, net [Line Items]
Total	838	74
Service providers - related parties [member]
Trade payables, net (Details) - Schedule of trade payables, net [Line Items]
Total	25	22
Suppliers – Acquisition of Extra Hiper stores [member]
Trade payables, net (Details) - Schedule of trade payables, net [Line Items]
Total	1,911
Bonuses from suppliers [member]
Trade payables, net (Details) - Schedule of trade payables, net [Line Items]
Total	R$ (471)	R$ (576)